Cover Page	Jan. 21, 2021	Jan. 20, 2021	Oct. 21, 2020
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Jan. 21, 2021
Entity Registrant Name		KeyCorp
Entity Incorporation, State or Country Code	OH
Entity File Number	001-11302
Entity Tax Identification Number		34-6542451
Entity Address, Address Line One			127 Public Square,
Entity Address, City or Town			Cleveland,
Entity Address, State or Province			OH
Entity Address, Postal Zip Code		44114-1306
City Area Code		216
Local Phone Number		689-3000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0000091576
Common Stock
Entity Information [Line Items]
Title of 12(b) Security		Common Shares, $1 par value
Trading Symbol		KEY
Security Exchange Name		NYSE
Series E Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security		Depositary Shares (each representing a 1/40th interest in a share of Fixed-to-Floating Rate Perpetual Non-Cumulative Preferred Stock, Series E)
Trading Symbol		KEY PrI
Security Exchange Name		NYSE
Series F Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security		Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series F)
Trading Symbol		KEY PrJ
Security Exchange Name		NYSE
Series G Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security		Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series G)
Trading Symbol		KEY PrK
Security Exchange Name		NYSE